FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /  /  (a)
         or fiscal year ending:         12/31/03 (b)

Is this a transition report? (Y/N)  N
                                    --

Is this an amendment to a previous filing?  (Y/N)    N
                                                     --

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A.   Registrant Name:  The American Separate Account 5

         B.   File Number:      811-10409

         C.   Telephone Number: 502-587-7626

2.       A.   Street:  435 Hudson Street, 2nd Floor

         B.   City:  New York  C. State:  NY    D. Zip Code:  10014    Zip Ext:

         E.   Foreign Country:                    Foreign Postal Code:

3.       Is this the first filing on this form by Registrant?  (Y/N) N
                                                                    ---

4.       Is this the last filing on this form by Registrant?  (Y/N)  N
                                                                    ---

5.       Is Registrant a small business investment company (SBIC)? (Y/N)  N
                                                                         ---
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is  Registrant  a unit  investment  trust  (UIT)?  (Y/N)  Y
                                                                  ---
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A.   Is Registrant a series or multiple portfolio company? (Y/N)
                                                                          -----
              [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period? _____



                                       1
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                                                      If filing more than one
                                                      Page 47, "X" box: [ ]
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For period ending      12/31/03
                  ------------------

File number 811-10409
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
UNIT INVESTMENT TRUSTS

111.     A.   [/]  Depositor Name:
                                   ------------------------------------------------------------------------

         B.   [/]  File Number (If any):
                                        -------------------------------------------------------------------

         C.   [/]  City:                     State:                  Zip Code:                 Zip Ext.:
                        -----------------          --------------             -------------             ---

              [/]  Foreign Country:                                       Foreign Postal Code:
                                   --------------------------                                 -------------

111.     A.   [/]  Depositor Name:
                                  -------------------------------------------------------------------------

         B.   [/]  File Number (If any):

         C.   [/]  City:                     State:                  Zip Code:                 Zip Ext.:
                        -----------------          --------------             -------------             ---

              [/]  Foreign Country:                                       Foreign Postal Code:
                                   --------------------------                                 -------------

112.     A.   [/]  Sponsor Name:
                                  -------------------------------------------------------------------------

         B.   [/]  File Number (If any):
                                        -------------------------------------------------------------------

         C.   [/]  City:                     State:                  Zip Code:                 Zip Ext.:
                        -----------------          --------------             -------------             ---

              [/]  Foreign Country:                                       Foreign Postal Code:
                                   --------------------------                                 -------------

112.     A.   [/]  Sponsor Name:
                                  -------------------------------------------------------------------------

         B.   [/]  File Number (If any):
                                        -------------------------------------------------------------------

         C.   [/]  City:                     State:                  Zip Code:                 Zip Ext.:
                        -----------------          --------------             -------------             ---

              [/]  Foreign Country:                                       Foreign Postal Code:
                                   --------------------------                                 -------------



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                                                   ----------------------------
                                                      If filing more than one
                                                      Page 48, "X" box: [ ]
                                                   ----------------------------

For period ending    12/31/03
                    ------------

         File number 811-10409
                         --------

113.     A.   [/]  Trustee Name:
                                --------------------------------

         B.   [/]  City:                             State:          Zip Code:             Zip Ext.:
                        -------------------------          ------             ---------             -----

              [/]  Foreign Country:                                     Foreign Postal Code:
                                   --------------------------                               -------------

113.     A.   [/]  Trustee Name:
                                -------------------------------------------------------------------------

         B.   [/]  City:                             State:          Zip Code:             Zip Ext.:
                        -------------------------          ------             ---------             -----

              [/]  Foreign Country:                                     Foreign Postal Code:
                                   --------------------------                               -------------

114.     A.   [ ]  Principal Underwriter Name:
                                              ------------------------

         B.   [ ]  File Number

         C.   [ ]  City:                             State:          Zip Code:             Zip Ext.:
                        ------------------------           ------             ---------             -----

              [ ]  Foreign Country:                                     Foreign Postal Code:
                                   --------------------------                               -------------

114.     A.   [ ]  Principal Underwriter Name:
                                              ------------------------

         B.   [ ]  File Number
                                   ---------

         C.   [ ]  City:                             State:          Zip Code:             Zip Ext.:
                        -------------------------          ------             ---------             -----

              [ ]  Foreign Country:                                     Foreign Postal Code:
                                   --------------------------                               -------------

115.     A.   [/]  Independent Public Accountant Name:
                                                      ---------------------------------------------------

         B.   [/]  City:                             State:          Zip Code:             Zip Ext.:
                        -------------------------          ------             ---------             -----

              [/]  Foreign Country:                                     Foreign Postal Code:
                                   --------------------------                               -------------

115.     A.   [/]  Independent Public Accountant Name:
                                                      ---------------------------------------------------

         B.   [/]  City:                             State:          Zip Code:             Zip Ext.:
                        -------------------------          ------             ---------             -----

              [/]  Foreign Country:                                     Foreign Postal Code:
                                   --------------------------                               -------------



                                        3
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                                                   ----------------------------
                                                      If filing more than one
                                                      Page 49, "X" box: [ ]
                                                   ----------------------------

For period ending    12/31/03
                  -------------

         File number 811-10409
                         ---------

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
116.     Family of investment companies information:

         A.   [/]  Is Registrant part of a family of investment companies?  (Y/N)  _______             ____
                                                                                                       Y/N

         B.   [/]  Identify the family in 10 letters:  ____________________________________
                   (Note:  In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A.   [/]  Is Registrant a separate account of an insurance company?  (Y/N)  _____             ____
                                                                                                       Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

         B.   [/]  Variable annuity contracts?  (Y/N)  _______                                         ____
                                                                                                       Y/N

         C.   [/]  Scheduled premium variable life contracts?  (Y/N)  _______                          ____
                                                                                                       Y/N

         D.   [/]  Flexible premium variable life contracts?  (Y/N)  _______                           ____
                                                                                                       Y/N

         E.   [/]  Other types of insurance products registered under the Securities Act of
                   1933?  (Y/N)  _______                                                               ____
                                                                                                       Y/N

118.     [/]  State the number of series existing at the end of the period that had securities
              registered under the Securities Act  of 1933 ______________________________              ____

119.     [/]  State the number of new series for which registration statements under the Securities
              Act of 1933 became effective during the period _________________________                 ____

120.     [/]  State the total value of the portfolio securities on the date of deposit for the
              new series included in item 119 ($000's omitted) ___________________________           $ ____

121.     [/]  State the number of series for which a current prospectus was in existence at the end
              of the period __________________________________________                                 ____

122.     [/]  State the number of existing series for which additional units were registered  under
              the Securities Act of 1933 during the current period _____________________               ____


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                                                   ----------------------------
                                                      If filing more than one
                                                      Page 50, "X" box: [ ]
                                                   ----------------------------

For period ending    12/31/03
                  -------------

File number 811- 10409
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
123.     [/]  State the total value of the additional units considered in answering item 122
              ($000's omitted)  _____________________________________________                        $ ____

124.     [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)
              ________________________                                                               $ ____

125.     [/]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely
              from the sale of units of all series of Registrant ($000's omitted) _______________    $ ____

126.          Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
              subsequent series.) ($000's omitted) ______                                            $ ____

127.          List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                           Number of    Total Assets        Total Income
                                                                            Series         ($000's          Distributions
                                                                           Investing      omitted)         ($000's omitted)
                                                                           ---------      --------        -----------------

A.    U.S. Treasury direct issue                                                         $                    $
                                                                        ----------         --------             -----

B.    U.S. Government agency                                                             $                    $
                                                                        ----------         --------             -----

C.    State and municipal tax-free                                                       $                    $
                                                                        ----------         --------             -----

D.    Public utility debt                                                                $                    $
                                                                        ----------         --------             -----

E.    Brokers or dealers debt or debt of brokers' or dealers' parent                     $                    $
                                                                        ----------         --------             -----

F.    All other corporate intermed. & long-term debt                                     $                    $
                                                                        ----------         --------             -----

G.    All other corporate short-term debt                                                $                    $
                                                                        ----------         --------             -----

H.    Equity securities of brokers or dealers or parents of brokers                      $                    $
      or dealers                                                        ----------         --------             -----

I.    Investment company equity securities                                               $                    $
                                                                        ----------         --------             -----

J.    All other equity securities                                             1          $ 864                $ 17
                                                                        ----------         --------             -----

K.    Other securities                                                                   $                    $
                                                                        ----------         --------             -----

L.    Total assets of all series of registrant                                1          $ 864                $ 17
                                                                        ----------         --------             -----


                                                 5
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                                                   ----------------------------
                                                      If filing more than one
                                                      Page 51, "X" box: [ ]
                                                   ----------------------------

For period ending    12/31/03
                  --------------

File number 811-10409
                ----------

128.     [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or
              guaranteed by an entity other than the issuer? (Y/N) _______ ____                        ____

              [If answer is "N" (No), go to item 131.]                                                 Y/N

129.     [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to
              payment of principal or interest at the end of the current period? (Y/N) _______         ____

              [If answer is "N" (No), go to item 131.]                                                 Y/N

130.     [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
              ________________                                                                         ____
                                                                                                       Y/N

131.          Total expenses incurred by all series of Registrant during the current reporting
              period ($000's omitted) ________________________________________                       $  -0-
                                                                                                      -----

132.     [/]  List the "811" (Investment Company Act of 1940) registration number for all
              Series of Registrant that are being included in this filing:


         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______

         811 - ______          811 - ______         811 - ______          811 - ______         811 - ______


This report is signed on behalf of the registrant (or depositor or trustee).

 City Of: Louisville       State Of: Kentucky        Date:  February 27, 2004
          ----------                                        -----------------

(Name of Registrant, Depositor, or Trustee): The American Life Insurance Company of New York
                                             ------------------------------------------------

By:  /s/ Shane W. Gleeson                     Witness:  /s/Craig A. Hawley
     --------------------------------------             ---------------------------------------------
      (Name and Title)     Shane W. Gleeson             (Name and Title)  Craig A. Hawley
                           President                                      General Counsel & Secretary


                                                 6